Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net Income	$ 7,750,978	$ 8,673,210	$ 8,372,697
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation	1,647,813	1,574,249	1,657,229
Amortization and Accretion	1,413,362	1,609,339	1,797,152
Provision for Loan Losses	390,000	1,062,000	865,500
Deferred Income Taxes	2,833,958	222,120	625,436
Securities (Gains) Losses		(385,223)	11,466
(Gain) Loss on Sale of Premises and Equipment	(10,735)	80,329	11,047
Loss on Sale of Other Real Estate and Repossessions	(208,329)	160,682	600,663
Provision for Losses on Other Real Estate	333,767	501,736	453,148
Increase in Cash Surrender Value of Life Insurance	(1,669,424)	(589,408)	(299,010)
Change In
Interest Receivable	(90,204)	176,766	(354,274)
Prepaid Expenses	139,382	(372,380)	278,637
Interest Payable	21,188	(46,284)	32,253
Accrued Expenses and Accounts Payable	361,005	(252,617)	(202,343)
Other	(367,626)	973,972	217,686
	12,545,135	13,388,491	14,067,287
Cash Flows from Investing Activities
Interest-Bearing Deposits in Other Banks	11,677,144	(7,729,560)	(17,409,260)
Purchase of Investment Securities Available for Sale	(87,160,178)	(109,634,793)	(102,336,227)
Proceeds from Sale of Investment Securities Available for Sale	0	25,209,851	28,273,634
Proceeds from Maturities, Calls and Paydowns of Investment Securities
Available for Sale	54,587,986	54,868,726	51,423,541
Held to Maturity			9,734
Proceeds from Sale of Premises and Equipment	37,650	89,551	28,608
Net Loans to Customers	(14,459,526)	(2,167,126)	(21,255,018)
Purchase of Premises and Equipment	(1,344,898)	(3,259,859)	(3,189,969)
Proceeds from Sale of Other Real Estate and Repossessions	3,863,576	7,529,131	8,154,596
Proceeds from Sale of Federal Home Loan Bank Stock			100,300
Purchase of Federal Home Loan Bank Stock	(32,900)	(279,500)
	(32,831,146)	(35,373,579)	(56,200,061)
Cash Flows from Financing Activities
Interest-Bearing Customer Deposits	(8,240,418)	7,629,930	26,704,254
Noninterest-Bearing Customer Deposits	31,869,295	25,172,362	5,546,508
Proceeds from Other Borrowed Money	10,015,500	10,000,000	27,000,000
Principal Payments on Other Borrowed Money	(8,515,500)	(4,000,000)	(27,000,000)
Dividends Paid on Preferred Stock	(315,900)	(1,590,746)	(2,487,274)
Redemption of Preferred Stock	(9,360,000)	(8,661,000)	(9,979,000)
Dividends Paid on Common Stock	(843,934)
	14,609,043	28,550,546	19,784,488
Net Increase (Decrease) in Cash and Cash Equivalents	(5,676,968)	6,565,458	(22,348,286)
Cash and Cash Equivalents, Beginning	28,822,104	22,256,646	44,604,932
Cash and Cash Equivalents, Ending	$ 23,145,136	$ 28,822,104	$ 22,256,646